SCHEDULE OF INVESTMENTS

Xtrackers MSCI Japan Hedged Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 9.0%
CyberAgent, Inc.	7,100	$269,558
Dentsu Group, Inc.	15,736	410,251
Hakuhodo DY Holdings, Inc.	17,480	204,036
Kakaku.com, Inc.	9,436	202,088
KDDI Corp.	128,915	3,654,942
Konami Holdings Corp.	6,464	233,426
LINE Corp.*(a)	4,747	233,697
Nexon Co. Ltd.	36,564	582,054
Nintendo Co. Ltd.	7,921	2,663,589
Nippon Telegraph & Telephone Corp.	93,952	2,203,334
NTT DOCOMO, Inc.	97,605	2,649,162
Softbank Corp.(a)	122,600	1,605,530
SoftBank Group Corp.	115,086	5,348,842
Square Enix Holdings Co. Ltd.	6,300	254,079
Toho Co. Ltd.	7,798	240,389
Z Holdings Corp.	194,928	710,242
(Cost $22,384,080)		21,465,219
Consumer Discretionary - 18.2%
ABC-Mart, Inc.	2,711	154,828
Aisin Seiki Co. Ltd.	11,823	383,650
Bandai Namco Holdings, Inc.	14,507	722,257
Benesse Holdings, Inc.	4,988	128,654
Bridgestone Corp.	42,007	1,404,388
Casio Computer Co. Ltd.	14,692	252,949
Denso Corp.	31,310	1,224,997
Fast Retailing Co. Ltd.(a)	4,489	2,224,107
Hikari Tsushin, Inc.	1,652	313,828
Honda Motor Co. Ltd.	119,045	3,089,806
Iida Group Holdings Co. Ltd.	10,466	141,571
Isetan Mitsukoshi Holdings Ltd.	23,675	155,185
Isuzu Motors Ltd.	41,495	390,867
J. Front Retailing Co. Ltd.	17,600	187,161
JTEKT Corp.	15,484	151,165
Koito Manufacturing Co. Ltd.	7,272	287,212
Marui Group Co. Ltd.	14,602	285,109
Mazda Motor Corp.	40,704	283,034
McDonald's Holdings Co. Japan Ltd.	5,719	240,192
Mercari, Inc.*(a)	5,100	115,514
Mitsubishi Motors Corp.	45,838	152,567
NGK Spark Plug Co. Ltd.	11,590	190,731
Nikon Corp.	22,659	232,976
Nissan Motor Co. Ltd.	169,847	730,030
Nitori Holdings Co. Ltd.	5,447	755,742
Oriental Land Co. Ltd.	14,625	1,663,041
Pan Pacific International Holdings Corp.	32,100	532,123
Panasonic Corp.	161,744	1,545,310
Rakuten, Inc.	61,938	518,543
Rinnai Corp.	2,755	188,247
Ryohin Keikaku Co. Ltd.	17,200	235,691
Sankyo Co. Ltd.	3,853	126,635
Sega Sammy Holdings, Inc.	12,588	166,074
Sekisui Chemical Co. Ltd.	26,652	397,581
Sekisui House Ltd.	45,052	884,249
Sharp Corp.	16,955	198,065
Shimamura Co. Ltd.	1,770	118,317
Shimano, Inc.	5,784	810,811
Sony Corp.	92,793	5,687,507
Stanley Electric Co. Ltd.	9,146	223,520
Subaru Corp.	44,717	1,086,002
Sumitomo Electric Industries Ltd.	54,513	652,225
Sumitomo Rubber Industries Ltd.	12,430	129,417
Suzuki Motor Corp.	27,089	1,089,236
Toyoda Gosei Co. Ltd.	5,763	123,210
Toyota Industries Corp.	10,499	555,806
Toyota Motor Corp.	166,873	11,026,366
USS Co. Ltd.	15,618	247,027
Yamada Denki Co. Ltd.	46,747	224,937
Yamaha Corp.	10,307	506,463
Yamaha Motor Co. Ltd.	19,924	319,198
Yokohama Rubber Co. Ltd.	9,046	147,356
ZOZO, Inc.	8,234	115,578
(Cost $48,781,551)		43,717,055
Consumer Staples - 7.7%
Aeon Co. Ltd.(a)	47,702	890,930
Ajinomoto Co., Inc.	31,701	532,563
Asahi Group Holdings Ltd.	26,697	1,027,189
Calbee, Inc.	5,108	130,849
Coca-Cola Bottlers Japan Holdings, Inc.	9,100	209,656
FamilyMart Co. Ltd.(a)	18,236	403,404
Japan Tobacco, Inc.	87,889	1,747,024
Kao Corp.	35,184	2,566,547
Kikkoman Corp.	10,448	485,300
Kirin Holdings Co. Ltd.	60,089	1,155,986
Kobayashi Pharmaceutical Co. Ltd.	4,100	298,396
Kose Corp.	2,588	310,483
Lawson, Inc.(a)	4,269	226,788
Lion Corp.	17,288	286,263
MEIJI Holdings Co. Ltd.	8,093	483,209
NH Foods Ltd.	5,511	207,953
Nisshin Seifun Group, Inc.	14,975	253,517
Nissin Foods Holdings Co. Ltd.	4,970	391,665
Pigeon Corp.	8,100	274,856
Pola Orbis Holdings, Inc.	6,879	131,636
Seven & i Holdings Co. Ltd.	54,902	1,881,307
Shiseido Co. Ltd.	29,407	1,749,807
Sundrug Co. Ltd.	5,057	158,236
Suntory Beverage & Food Ltd.	9,936	378,611
Toyo Suisan Kaisha Ltd.	5,412	214,503
Tsuruha Holdings, Inc.	2,897	336,542

Unicharm Corp.	29,674	962,355
Welcia Holdings Co. Ltd.	3,900	235,027
Yakult Honsha Co. Ltd.	8,438	386,070
Yamazaki Baking Co. Ltd.	9,206	156,620
(Cost $21,696,496)		18,473,292
Energy - 0.8%
Idemitsu Kosan Co. Ltd.	14,960	368,660
Inpex Corp.	73,944	639,554
JXTG Holdings, Inc.	224,937	905,087
(Cost $2,875,475)		1,913,301
Financials - 10.7%
Acom Co. Ltd.	30,274	124,621
AEON Financial Service Co. Ltd.(a)	7,872	114,438
Aozora Bank Ltd.	8,692	217,743
Bank of Kyoto Ltd.	4,704	160,274
Chiba Bank Ltd.	38,260	189,065
Concordia Financial Group Ltd.	78,038	269,147
Credit Saison Co. Ltd.	11,292	164,156
Dai-ichi Life Holdings, Inc.	79,319	1,087,272
Daiwa Securities Group, Inc.	109,944	468,072
Fukuoka Financial Group, Inc.	12,548	191,256
Japan Exchange Group, Inc.	36,532	614,737
Japan Post Bank Co. Ltd.(a)	30,425	271,924
Japan Post Holdings Co. Ltd.	115,470	1,007,071
Japan Post Insurance Co. Ltd.	16,700	256,554
Mebuki Financial Group, Inc.	64,362	125,908
Mitsubishi UFJ Financial Group, Inc.	900,542	4,440,926
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,816	170,559
Mizuho Financial Group, Inc.	1,762,972	2,412,522
MS&AD Insurance Group Holdings, Inc.	34,389	1,110,485
Nomura Holdings, Inc.	242,677	1,078,839
ORIX Corp.	96,627	1,560,581
Resona Holdings, Inc.	151,976	576,568
SBI Holdings, Inc.	17,399	350,851
Seven Bank Ltd.	42,104	110,862
Shinsei Bank Ltd.	14,447	192,475
Shizuoka Bank Ltd.	33,682	212,972
Sompo Holdings, Inc.	24,675	918,735
Sony Financial Holdings, Inc.	10,882	217,721
Sumitomo Mitsui Financial Group, Inc.	95,372	3,080,624
Sumitomo Mitsui Trust Holdings, Inc.	23,262	797,973
T&D Holdings, Inc.	39,549	390,503
Tokio Marine Holdings, Inc.	46,571	2,504,713
Tokyo Century Corp.	3,600	149,527
(Cost $32,456,783)		25,539,674
Health Care - 10.2%
Alfresa Holdings Corp.	14,090	247,679
Asahi Intecc Co. Ltd.	14,400	345,248
Astellas Pharma, Inc.	138,935	2,188,490
Chugai Pharmaceutical Co. Ltd.	16,745	1,818,725
Daiichi Sankyo Co. Ltd.	41,861	2,557,612
Eisai Co. Ltd.	18,112	1,340,180
Hisamitsu Pharmaceutical Co., Inc.	4,206	188,541
Hoya Corp.	28,086	2,502,117
Kyowa Kirin Co. Ltd.	17,460	416,023
M3, Inc.	31,984	826,140
Medipal Holdings Corp.	12,782	233,693
Nippon Shinyaku Co. Ltd.	3,500	259,271
Olympus Corp.	85,276	1,551,191
Ono Pharmaceutical Co. Ltd.	27,383	561,065
Otsuka Holdings Co. Ltd.	28,400	1,074,281
PeptiDream, Inc.*	6,500	259,132
Santen Pharmaceutical Co. Ltd.	26,474	425,116
Shionogi & Co. Ltd.	19,308	1,046,312
Sumitomo Dainippon Pharma Co. Ltd.	11,648	168,575
Suzuken Co. Ltd.	5,132	170,099
Sysmex Corp.	12,244	785,428
Taisho Pharmaceutical Holdings Co. Ltd.	2,846	176,523
Takeda Pharmaceutical Co. Ltd.	109,823	3,831,485
Terumo Corp.	47,002	1,515,603
(Cost $22,886,871)		24,488,529
Industrials - 20.3%
AGC, Inc.	13,962	401,281
Amada Holdings Co. Ltd.	23,934	223,674
ANA Holdings, Inc.	8,218	221,526
Central Japan Railway Co.	10,426	1,718,656
Dai Nippon Printing Co. Ltd.	17,543	422,066
Daifuku Co. Ltd.	7,000	416,651
Daikin Industries Ltd.	17,848	2,436,601
East Japan Railway Co.	22,085	1,703,366
FANUC Corp.	14,289	2,380,617
Fuji Electric Co. Ltd.	9,306	255,643
Hankyu Hanshin Holdings, Inc.	17,040	560,838
Hino Motors Ltd.	20,260	167,550
Hitachi Construction Machinery Co. Ltd.	7,420	183,195
Hoshizaki Corp.	4,254	360,482
IHI Corp.	10,668	224,418
ITOCHU Corp.	98,588	2,249,901
Japan Airlines Co. Ltd.	7,954	197,486
Japan Airport Terminal Co. Ltd.	4,135	161,781
JGC Holdings Corp.	16,783	206,170
Kajima Corp.	32,176	346,938
Kamigumi Co. Ltd.	7,142	137,265
Kawasaki Heavy Industries Ltd.	9,993	181,590
Keihan Holdings Co. Ltd.	6,604	268,176
Keikyu Corp.	16,581	251,805
Keio Corp.	7,136	343,370
Keisei Electric Railway Co. Ltd.	9,384	300,591
Kintetsu Group Holdings Co. Ltd.	12,410	536,739
Komatsu Ltd.	67,537	1,366,582
Kubota Corp.	76,163	1,075,433
Kurita Water Industries Ltd.	6,642	172,116

Kyushu Railway Co.	11,600	348,989
LIXIL Group Corp.	19,216	288,614
Makita Corp.	16,944	586,741
Marubeni Corp.	114,987	764,164
MINEBEA MITSUMI, Inc.	26,724	471,746
MISUMI Group, Inc.	20,120	424,747
Mitsubishi Corp.	98,991	2,468,809
Mitsubishi Electric Corp.	133,426	1,695,967
Mitsubishi Heavy Industries Ltd.	23,402	741,808
Mitsui & Co. Ltd.	120,871	1,998,641
Mitsui OSK Lines Ltd.	8,008	166,382
MonotaRO Co. Ltd.	8,900	198,034
Nabtesco Corp.	8,172	220,627
Nagoya Railroad Co. Ltd.	13,901	363,313
NGK Insulators Ltd.	18,864	296,794
Nidec Corp.	16,545	1,960,366
Nippon Express Co. Ltd.	5,039	241,532
Nippon Yusen KK	11,012	157,635
NSK Ltd.	27,298	209,303
Obayashi Corp.	48,108	485,719
Odakyu Electric Railway Co. Ltd.	20,877	403,372
Park24 Co. Ltd.	8,568	167,055
Persol Holdings Co. Ltd.	13,500	178,857
Recruit Holdings Co. Ltd.	99,391	3,462,928
Secom Co. Ltd.	15,472	1,230,043
Seibu Holdings, Inc.	14,630	206,985
SG Holdings Co. Ltd.	9,600	189,401
Shimizu Corp.	42,768	389,377
SMC Corp.	4,458	1,780,141
Sohgo Security Services Co. Ltd.	5,822	272,586
Sumitomo Corp.	87,073	1,246,841
Sumitomo Heavy Industries Ltd.	7,558	164,810
Taisei Corp.	15,052	515,642
THK Co. Ltd.	8,676	198,922
Tobu Railway Co. Ltd.	14,490	432,577
Tokyu Corp.	36,422	559,196
Toppan Printing Co. Ltd.	20,439	356,441
Toshiba Corp.	28,823	781,636
TOTO Ltd.	9,738	369,712
Toyota Tsusho Corp.	16,031	485,270
West Japan Railway Co.	11,979	846,060
Yamato Holdings Co. Ltd.	22,317	352,156
Yaskawa Electric Corp.	17,582	551,781
(Cost $54,296,469)		48,704,227
Information Technology - 11.8%
Advantest Corp.	14,700	669,854
Alps Alpine Co. Ltd.	15,942	245,205
Brother Industries Ltd.	17,622	314,177
Canon, Inc.	72,897	1,847,431
Disco Corp.	2,100	425,997
FUJIFILM Holdings Corp.	26,757	1,309,074
Fujitsu Ltd.	14,340	1,490,371
GMO Payment Gateway, Inc.	3,200	196,403
Hamamatsu Photonics KK	9,888	383,657
Hirose Electric Co. Ltd.	2,466	262,010
Hitachi High-Tech Corp.	5,670	418,968
Hitachi Ltd.	70,634	2,381,753
Itochu Techno-Solutions Corp.	6,700	185,980
Keyence Corp.	13,486	4,302,367
Konica Minolta, Inc.	30,580	166,140
Kyocera Corp.	23,308	1,468,581
Murata Manufacturing Co. Ltd.	42,445	2,251,324
NEC Corp.	17,993	673,945
Nomura Research Institute Ltd.	24,822	541,960
NTT Data Corp.	45,840	548,669
Obic Co. Ltd.	5,062	623,716
Omron Corp.	13,917	753,526
Oracle Corp.	3,172	248,208
Otsuka Corp.	7,260	310,633
Renesas Electronics Corp.*	54,800	330,751
Ricoh Co. Ltd.	48,534	452,222
Rohm Co. Ltd.	6,312	415,494
Seiko Epson Corp.	20,624	292,170
Shimadzu Corp.	16,336	398,025
SUMCO Corp.	17,600	267,769
TDK Corp.	9,228	894,053
Tokyo Electron Ltd.	11,514	2,383,182
Trend Micro, Inc.	9,072	451,666
Yokogawa Electric Corp.	17,208	277,121
(Cost $27,836,439)		28,182,402
Materials - 5.1%
Air Water, Inc.	13,804	182,884
Asahi Kasei Corp.	92,384	771,466
Daicel Corp.	17,546	151,449
Hitachi Chemical Co. Ltd.	7,294	308,031
Hitachi Metals Ltd.	16,246	232,408
JFE Holdings, Inc.	36,219	336,468
JSR Corp.	14,551	256,322
Kansai Paint Co. Ltd.	12,806	279,842
Kuraray Co. Ltd.	22,221	231,563
Maruichi Steel Tube Ltd.	4,932	119,802
Mitsubishi Chemical Holdings Corp.	91,496	616,109
Mitsubishi Gas Chemical Co., Inc.	12,476	189,234
Mitsubishi Materials Corp.	7,372	168,546
Mitsui Chemicals, Inc.	13,581	294,511
Nippon Paint Holdings Co. Ltd.	10,563	482,318
Nippon Steel Corp.	58,237	656,557
Nissan Chemical Corp.	8,902	376,763
Nitto Denko Corp.	11,518	578,783
Oji Holdings Corp.	62,984	300,730
Shin-Etsu Chemical Co. Ltd.	26,031	2,931,082
Showa Denko KK	9,600	207,558

Sumitomo Chemical Co. Ltd.	104,756	381,690
Sumitomo Metal Mining Co. Ltd.	17,405	433,350
Taiheiyo Cement Corp.	8,378	206,848
Taiyo Nippon Sanso Corp.	9,380	167,929
Teijin Ltd.	14,559	239,590
Toray Industries, Inc.	101,242	586,370
Tosoh Corp.	18,700	256,765
Toyo Seikan Group Holdings Ltd.	10,026	160,810
(Cost $15,826,980)		12,105,778
Real Estate - 4.2%
Aeon Mall Co. Ltd.	7,822	111,028
Daito Trust Construction Co. Ltd.	5,751	585,177
Daiwa House Industry Co. Ltd.	41,917	1,157,906
Daiwa House REIT Investment Corp. REIT	137	341,928
Hulic Co. Ltd.	20,510	229,706
Japan Prime Realty Investment Corp. REIT	54	237,808
Japan Real Estate Investment Corp. REIT	95	648,248
Japan Retail Fund Investment Corp. REIT	186	353,686
Mitsubishi Estate Co. Ltd.	86,424	1,477,525
Mitsui Fudosan Co. Ltd.	64,982	1,492,610
Nippon Building Fund, Inc. REIT	96	720,045
Nippon Prologis REIT, Inc. REIT	148	401,628
Nomura Real Estate Holdings, Inc.	9,428	203,490
Nomura Real Estate Master Fund, Inc. REIT	296	470,098
Orix JREIT, Inc. REIT	187	355,414
Sumitomo Realty & Development Co. Ltd.	24,550	767,501
Tokyu Fudosan Holdings Corp.	42,327	267,242
United Urban Investment Corp. REIT	207	331,246
(Cost $11,176,281)		10,152,286
Utilities - 1.6%
Chubu Electric Power Co., Inc.	46,834	611,152
Chugoku Electric Power Co., Inc.	19,468	259,188
Electric Power Development Co. Ltd.	10,466	224,729
Kansai Electric Power Co., Inc.	51,607	557,170
Kyushu Electric Power Co., Inc.	28,690	208,007
Osaka Gas Co. Ltd.	27,289	441,492
Toho Gas Co. Ltd.	5,128	175,196
Tohoku Electric Power Co., Inc.	32,121	282,317
Tokyo Electric Power Co. Holdings, Inc.*	111,184	422,635
Tokyo Gas Co. Ltd.	28,665	580,157
(Cost $5,019,077)		3,762,043
TOTAL COMMON STOCKS (Cost $265,236,502)		238,503,806
SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(b)(c)
(Cost $1,199,057)	1,199,057	1,199,057
CASH EQUIVALENTS - 4.2%
DWS ESG Liquidity Fund “Capital Shares”, 1.71%(b)	117,266	117,301
DWS Government Money Market Series "Institutional Shares", 1.54%(b)	9,958,800	9,958,800
TOTAL CASH EQUIVALENTS (Cost $10,076,064)		10,076,101
TOTAL INVESTMENTS - 104.3% (Cost $276,511,623)		$249,778,964
Other assets and liabilities, net - (4.3%)		(10,261,557)
NET ASSETS - 100.0%		$239,517,407

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(b)(c)
10,080	1,188,977	(d)	—	—	—	24,946	—	1,199,057	1,199,057
CASH EQUIVALENTS — 4.2%
DWS ESG Liquidity Fund “Capital Shares”, 1.71%(b)
115,456	1,808		—	—	37	1,843	—	117,266	117,301
DWS Government Money Market Series "Institutional Shares", 1.54%(b)
1,732,723	101,392,652		(93,166,575)	—	—	96,834	—	9,958,800	9,958,800
1,858,259	102,583,437		(93,166,575)	—	37	123,623	—	11,275,123	11,275,158

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $3,676,615, which is 1.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,762,837.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

REIT:	Real Estate Investment Trust

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
Nikkei 225 Futures	JPY	6	$1,298,206	$1,172,631	3/12/2020	$(125,575)
TOPIX Index Futures	JPY	15	2,388,397	2,085,342	3/12/2020	(303,055)
Total unrealized depreciation						$(428,630)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

As of February 29, 2020, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(f)	Depreciation(f)
Bank of America	3/4/2020	JPY	351,996,000	USD	3,252,425	$—	$(11,774)
Citigroup Global Markets	3/4/2020	JPY	9,349,012,700	USD	86,386,720	—	(310,405)
JP Morgan & Chase Co.	3/4/2020	JPY	11,368,849,000	USD	105,050,988	—	(376,885)
RBC Capital Markets	3/4/2020	JPY	10,979,724,300	USD	101,455,098	—	(364,267)
Bank of America	3/4/2020	USD	3,263,301	JPY	351,996,000	898	—
Citigroup Global Markets	3/4/2020	USD	86,679,703	JPY	9,349,012,700	17,422	—
JP Morgan & Chase Co.	3/4/2020	USD	5,758,108	JPY	623,128,000	20,407	—
JP Morgan & Chase Co.	3/4/2020	USD	8,214,106	JPY	897,898,700	112,467	—
JP Morgan & Chase Co.	3/4/2020	USD	91,297,662	JPY	9,847,822,300	25,124	—
RBC Capital Markets	3/4/2020	USD	391,416	JPY	42,928,000	6,672	—
RBC Capital Markets	3/4/2020	USD	6,090,250	JPY	672,477,100	145,899	—
RBC Capital Markets	3/4/2020	USD	95,164,676	JPY	10,264,319,200	20,451	—
Bank of America	4/3/2020	JPY	351,996,000	USD	3,268,604	—	(1,149)
Citigroup Global Markets	4/3/2020	JPY	9,349,012,700	USD	86,814,121	—	(30,513)
JP Morgan & Chase Co.	4/3/2020	JPY	9,847,822,300	USD	91,447,637	—	(30,527)
RBC Capital Markets	4/3/2020	JPY	10,264,319,200	USD	95,318,446	—	(28,632)
JP Morgan & Chase Co.	4/3/2020	USD	15,554,189	JPY	1,674,766,200	3,011	—
RBC Capital Markets	4/3/2020	USD	18,296,724	JPY	1,970,162,000	4,459	—
Total unrealized appreciation (depreciation)						$356,810	$(1,154,152)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2020.

Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$238,503,806	$—	$—	$238,503,806
Short-Term Investments(g)	11,275,158	—	—	11,275,158
Derivatives(h)
Forward Foreign Currency Contracts	—	356,810	—	356,810
TOTAL	$249,778,964	$356,810	$—	$250,135,774

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(1,154,152)	$—	$(1,154,152)
Futures Contracts	(428,630)	—	—	(428,630)
TOTAL	$(428,630)	$(1,154,152)	$—	$(1,582,782)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.